Restructuring and Asset Impairment Charges - Summary of Restructuring Activity (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance			$ 4,275
Restructuring and impairment charges	$ (725)	$ 0	(680)	$ 0	$ 59,197
Cash payments			(1,618)		(1,514)
Non-cash settlements			593		(53,408)
Accrued restructuring, ending balance	2,570		2,570		4,275
Asset Impairments
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance			0
Restructuring and impairment charges	(709)		(710)		53,228
Cash payments			0		(10)
Non-cash settlements			710		(53,218)
Accrued restructuring, ending balance	0		0		0
Contract termination (recoveries) costs
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance			3,954
Restructuring and impairment charges	(16)		4		4,767
Cash payments			(1,455)		(623)
Non-cash settlements			(93)		(190)
Accrued restructuring, ending balance	2,410		2,410		3,954
Employee severance and termination benefits
Restructuring Reserve [Roll Forward]
Accrued restructuring, beginning balance			321
Restructuring and impairment charges			26		1,202
Cash payments			(163)		(881)
Non-cash settlements			(24)
Accrued restructuring, ending balance	$ 160		$ 160		$ 321